Long-lived Asset by Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,281	$ 3,117
Europe
Segment Reporting Information [Line Items]
Long-lived assets, Total	731	641
Americas
Segment Reporting Information [Line Items]
Long-lived assets, Total	1,977	1,946
China
Segment Reporting Information [Line Items]
Long-lived assets, Total	243	198
Japan
Segment Reporting Information [Line Items]
Long-lived assets, Total	130	152
Rest Of Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 200	$ 180